Cover	Feb. 13, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 13, 2025
Entity File Number	001-31990
Entity Registrant Name	TEL-INSTRUMENT ELECTRONICS CORP.
Entity Central Index Key	0000096885
Entity Tax Identification Number	22-1441806
Entity Incorporation, State or Country Code	NJ
Entity Address, Address Line One	One Branca Road
Entity Address, City or Town	East Rutherford
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07073
City Area Code	(201)
Local Phone Number	933-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false